ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial Information of VIE's (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Financial information of VIEs and subsidiaries/schools
Total assets	¥ 970,162		¥ 1,049,717		$ 152,240
Total liabilities	823,480		908,563		$ 129,222
Net Revenues	496,877	$ 77,971	531,980	¥ 583,909
Net (loss) income	2,004	$ 313	(63,981)	(100,426)
Consolidated variable interest entity without recourse
Financial information of VIEs and subsidiaries/schools
Total assets	624,715		653,657
Total liabilities	616,717		665,373
Net Revenues	385,366		411,805	503,180
Net (loss) income	¥ 64,544		¥ (44,603)	¥ (48,461)